Cover	Aug. 12, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2022
Entity File Number	001-35798
Entity Registrant Name	Humanigen, Inc.
Entity Central Index Key	0001293310
Entity Tax Identification Number	77-0557236
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	830 Morris Turnpike
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	(973)
Local Phone Number	200-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	533 Airport Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010